Prepayments and Other Assets, Net	12 Months Ended
Mar. 31, 2026
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 6 – PREPAYMENTS AND OTHER ASSETS, NET

	As of March 31,
	2026	2025

Prepayments to suppliers and others	$12,236,260	$6,815,621
Allowance	(6,423)	(6,423)
Total prepayments and other assets, net	$12,229,837	$6,809,198

Prepayments to suppliers and others primarily represents advance payment made to the Company’s vendors for its sales of medical devices or marketing promotion service business. The prepayments are expected to be consumed within twelve months after the balance sheet date and are therefore classified as current assets